SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Payroll and related expenses	$ 49,228	$ 36,520	$ 32,402
Share-based payment	5,475	4,627	7,097
Office and maintenance	3,745	2,749	2,365
Advertising and sales promotion	3,117	2,192	2,599
Depreciation and amortization	7,483	4,444	3,366
Computers and IT systems maintenance	8,260	5,196	4,452
Professional fees	12,256	8,443	5,903
Provision for credit losses and bad debts	675	0	630
Other expenses	7,957	6,149	5,278
Total selling, general and administrative expenses	$ 98,196	$ 70,320	$ 64,092